Intangible assets (Details 1) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure Of Intangible Assets And Goodwill Explanatory [Abstract]
Balance at the beginning of the year	₨ 14,595		₨ 14,595
Effect of movement in exchange rates	0		0
Impairment loss recognized during the year	(14,595)	$ (193)	0	₨ 0
Net carrying amount of goodwill	₨ 0		₨ 14,595	₨ 14,595